Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash	$ 18,463	$ 71,109
TOTAL ASSETS	18,463	71,109
CURRENT LIABILITIES
Dividend payable	1,872,939	1,638,463
Accrued liabilities	15,866	15,910
Due to related parties	59,750	59,750
Payable to TV station	1,143,240	1,200,326
Total current liabilities	3,091,795	2,914,449
TOTAL LIABILITIES	3,091,795	2,914,449
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,503 shares issued and outstanding at December 31, 2018 and 2017; liquidation preference of $4,689,503)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2018 and 2017)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(31,365,405)	(31,078,310)
Accumulated other comprehensive income	1,076,940	1,019,837
Total Stockholders' deficit of the Company	(4,152,895)	(3,922,903)
Non-controlling interest	1,079,563	1,079,563
Total stockholders' deficit	(3,073,332)	(2,843,340)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 18,463	$ 71,109